Summary of Significant Accounting Policies (Detail) (INR)	Mar. 31, 2011
Significant Accounting Policies [Line Items]
Financial statements translation rate, Indian rupees (Rs.) equivalence of U.S. $1	44.54
Minimum
Significant Accounting Policies [Line Items]
Bank voting rights	20.00%
Maximum
Significant Accounting Policies [Line Items]
Bank voting rights	50.00%